Corporate Information - Additional Information (Details) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Sep. 13, 2024 USD ($) $ / shares shares	May 03, 2024 USD ($) Vote $ / shares shares	May 31, 2015	Dec. 31, 2024 shares	Nov. 30, 2024 shares	Dec. 31, 2023 shares
Corporate information [line items]
Number of shares issued		11,000,000
Public offering price | $ / shares		$ 24
Proceeds from issuing shares | $		$ 243.9
Underwriting discounts and commissions | $		13.2
Other offering expense | $		$ 6.9
Conversion event description			one-for-one basis	one-for-one basis
Number of vote entitled by ordinary share | Vote		1
Number of vote entitled by special share | Vote		10
Shares outstanding				442,721,700,000
CPP Investments
Corporate information [line items]
Number of shares issued	0
Shares Authorized	34,500,000
Public offering price | $ / shares	$ 31
Share offering cost | $	$ 1.3
Number of options to purchase addional stock	4,500,000
Proceeds from issuing shares | $	$ 0.0
Ordinary Shares
Corporate information [line items]
Number of shares issued				320,121,800,000	8,733,400	94,165,344,000
Shares Authorized				1,329,120,000,000		1,040,000,000,000
Shares outstanding				314,950,576,000		94,165,344,000
Special Shares
Corporate information [line items]
Number of shares issued				127,771,124,000		127,771,124,000
Shares Authorized				156,000,000,000		156,000,000,000
Shares outstanding				127,771,124,000		127,771,124,000
Restricted Share Units
Corporate information [line items]
Number of shares issued		11,080,440
Outstanding RSUs vested		16,251,664
Number of ordinary shares withheld		5,171,224
Net proceeds from IPO used to satisfy tax withholding and remittance obligations | $		$ 136.4